Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 13, 2021	Feb. 12, 2021	Dec. 31, 2020	Dec. 01, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 25, 2020	Nov. 24, 2020
Class of Stock [Line Items]
Shares authorized			1,350,000,000				1,350,000,000
Common stock, authorized			1,250,000,000				1,250,000,000	1,250,000,000
Common stock, par value									$ 0.0001
Preferred stock, authorized			100,000,000				100,000,000	100,000,000	100,000,000
Preferred stock, par value			$ 0.0001				$ 0.0001	$ 0.0001
Common stock voting rights, description							The holder of each share of Class A common stock is entitled to one vote, and the holder of each share of Class B common stock is entitled to ten votes.
Common stock, outstanding									22,984,745	23,000,000
Warrants outstanding			18,149,989				18,149,989
Preferred stock, shares issued			0				0	0
Proceeds from issuance of Series F preferred stock, net of issuance costs							$ 176,462
Common stock, issued									347,770,673
Proceeds from common stock							$ 99,800
Options vesting period							4 years
Exercise of stock option, Shares							646,016	618,404
Aggregate intrinsic value							$ 3,500
Options with fair value vested							9,100	$ 6,800
Stock-based compensation unvested stock options not yet recognized			$ 22,000				$ 22,000
Expected to be recognized estimated weighted average period							3 years 1 month 6 days
Restricted Stock Unit
Class of Stock [Line Items]
Expected to be recognized estimated weighted average period							3 years 6 months
Unrecognized compensation costs			$ 116,800				$ 116,800
2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Options is granted to stockholder, percentage							10.00%
Options vesting period							4 years
Options contractual terms							10 years
Minimum | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Options granted price per share							100.00%
Options purchase or exercise price per share							110.00%
Private Placement and Working Capital Warrants Redemption Starting July 30, 2021
Class of Stock [Line Items]
Warrants redemption price per share			$ 0.01				$ 0.01
Number of trading days							20 days
Number of trading days ending on third business day							30 days
Minimum share price required for redemption of warrants							$ 18.00
Private Placement and Working Capital Warrants
Class of Stock [Line Items]
Warrants sold							6,650,000
Warrants exercise price per share			11.50				$ 11.50
Private Placement and Working Capital Warrants Commencing September 28, 2021
Class of Stock [Line Items]
Warrants redemption price per share			0.10				$ 0.10
Number of days after written notice of redemption							30 days
Private Placement and Working Capital Warrants Commencing September 28, 2021 | Minimum
Class of Stock [Line Items]
Number of trading days							30 days
Public Warrants | Subsequent Event
Class of Stock [Line Items]
Public warrants exercisable date	Mar. 05, 2021	Jun. 30, 2021
Warrant exercisable number of shares	1
Share price	$ 11.50
Public Warrants
Class of Stock [Line Items]
Warrants sold							11,499,989
Warrants exercise price per share			$ 11.50				$ 11.50
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued					7,115,335	14,684,843
Convertible preferred stock price per share						$ 26.4218
Proceeds from issuance of Series F preferred stock, net of issuance costs					$ 188,000	$ 388,000
Stock issuance costs					$ 11,500
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized			1,000,000,000				1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value			$ 0.0001				$ 0.0001	$ 0.0001
Common stock, outstanding			207,769,091				207,769,091	81,720,530
Stock issuance costs							$ 200
Common stock, issued			207,769,091				207,769,091	81,720,530
Class A Common Stock | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Common stock authorized for issuance			41,500,000				41,500,000
Common Stock are available for future issuance			59,625,395				59,625,395
Class A Common Stock | VGA
Class of Stock [Line Items]
Common stock, issued			15,221,334	15,221,334			15,221,334
Proceeds from common stock			$ 100,000	$ 100,000			$ 100,000
Class A Common Stock | Maximum [Member] | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Additional common stock authorized for issuance							69,846,580
Class B Common Stock
Class of Stock [Line Items]
Common stock, authorized			250,000,000				250,000,000	250,000,000	250,000,000
Common stock, par value			$ 0.0001				$ 0.0001	$ 0.0001
Common stock, outstanding			156,224,614				156,224,614	158,056,527
Common stock, issued			156,224,614				156,224,614	158,056,527